Supplemental Cash Information (Details Narrative) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Restricted cash	$ 5,260
Settlement [Member]
Statement Line Items [Line Items]
Restricted cash	3,010
Bank Guarantee [Member]
Statement Line Items [Line Items]
Restricted cash	$ 2,250